COMMITMENTS AND CONTINGENCIES	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jul. 31, 2025	Jan. 31, 2025
COMMITMENTS AND CONTINGENCIES

Note 6 — Commitments and Contingencies

Risks and Uncertainties

Various social and political circumstances in the U.S. and around the world (including tariffs, rising trade tensions between the U.S. and China, and other uncertainties regarding actual and potential shifts in the U.S. and foreign, trade, economic and other policies with other countries), may contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide.

As a result of these circumstances and the ongoing Russia/Ukraine, Hamas/Israel conflicts and/or other future global conflicts, the Company’s ability to consummate a Business Combination, or the operations of a target business with which the Company ultimately consummates a Business Combination, may be materially and adversely affected. In addition, the Company’s ability to consummate a transaction may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and potential future sanctions on the world economy and the specific impact on the Company’s financial position, results of operations or ability to consummate a Business Combination are not yet determinable. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

The holders of the Founder Shares, Private Placement Units (and underlying securities), EBC founder shares and any units the insiders or their affiliates may be issued in payment of working capital loans made to the Company, will be entitled to registration rights pursuant to an agreement to be signed prior to or on the effectiveness of the registration statement relating to the IPO requiring the Company to register such securities for resale. The holders of a majority of these securities are entitled to make demands that the Company register such securities. Both the holders of the Founder Shares and the holders of the Private Placement Units as well as units issued in payment of working capital loans made to the Company, if applicable, will have the ability to elect to exercise these registration rights at any time after the consummation of an initial Business Combination. In addition, the holders will have certain “piggyback” registration rights with respect to registration statements filed subsequent to the consummation of the initial Business Combination. Notwithstanding the foregoing, the underwriters may not exercise its demand and “piggy-back” registration rights after five and seven years, respectively, after the commencement of sales in this offering and may not exercise its demand rights on more than one occasion. The Company will pay the expenses incurred in connection with the filing of any such registration statements.

Right of First Refusal

The Company has granted EBC a right of first refusal for a period commencing from the consummation of the IPO until the consummation of the initial business combination or the liquidation of the trust account in the event that the Company fails to consummate its initial Business Combination within the prescribed time period (but in no event longer than three years from the consummation of the IPO) to act as book running manager, placement agent and/or arranger for all financings where the Company seeks to pursue any equity-linked financings relating to or in connection with a business combination and to receive at least 45% of the aggregate gross spread or fees from any and all such financings.

Subject to certain conditions, the Company has also granted EBC, for a period commencing from the consummation of the IPO until 12 months after the date of the consummation of an initial Business Combination or the liquidation of the Trust Account in the event the Company fails to consummate an initial Business Combination within the prescribed time (but in no event longer than three years from the consummation of the IPO), a right of first refusal to act as lead underwriter for any U.S. registered public offering of securities undertaken by our officer for the purpose of raising capital and placing 90% or more of the proceeds in a trust account (or other similar account) to be used to acquire one or more operating businesses that have not been identified at the time of the public offering.

Underwriting Agreement

The Company granted EBC, the representative of the underwriters, a 45-day option from the effective date of the IPO to purchase up to 1,125,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. The underwriter fully excised its over-allotment option on May 30, 2025.

The underwriters were entitled to a cash underwriting discount of 2.0% of the gross proceeds of the IPO and over-allotment, or $1,725,000 which was paid upon the closing of the IPO and the underwriters’ full exercise of the over-allotment option.

Business Combination Marketing Agreement

The Company has engaged EBC as an advisor in connection with its Business Combination to assist in holding meetings with the Company stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing its securities in connection with its initial Business Combination and assist with press releases and public filings in connection with the Business Combination. The Company will pay EBC a service fee for such services upon the consummation of its initial business combination in an amount equal to 3.5% of the gross proceeds of the IPO (or $3,018,750), except that one percentage point (out of the 3.5%) shall be payable pro-rata on the amount remaining in the Trust Account following the Business Combination in relation to the amount following the closing of the over-allotment option. The remaining fee shall be payable as follows: (i) 1.5% of the gross proceeds of the offering shall be payable in cash and (ii) 1.0% of the gross proceeds of the offering shall be payable in convertible notes, containing customary terms, convertible into Ordinary Shares six months after the completion of initial Business Combination.

In addition, the Company will pay EBC a service fee in an amount equal to 1.0% of the total consideration payable in the initial Business Combination if it introduces the Company to the target business with whom it completes an initial Business Combination; provided that the foregoing fee will not be paid prior to the date that is 60 days from the effective date of the IPO, unless FINRA determines that such payment would not be deemed underwriters’ compensation in connection with the IPO pursuant to FINRA Rule 5110.

Note 6 — Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Units (and underlying securities), EBC founder shares and any units the insiders or their affiliates may be issued in payment of working capital loans made to the Company, will be entitled to registration rights pursuant to an agreement to be signed prior to or on the effectiveness of the registration statement relating to the Proposed Public Offering requiring the Company to register such securities for resale. The holders of a majority of these securities are entitled to make demands that the Company register such securities. Both the holders of the Founder Shares and the holders of the Private Placement Units as well as units issued in payment of working capital loans made to the Company, if applicable, will have the ability to elect to exercise these registration rights at any time after the consummation of an initial Business Combination. In addition, the holders will have certain “piggyback” registration rights with respect to registration statements filed subsequent to the consummation of the initial Business Combination. Notwithstanding the foregoing, the underwriters may not exercise its demand and “piggy-back” registration rights after five and seven years, respectively, after the commencement of sales in this offering and may not exercise its demand rights on more than one occasion. The Company will pay the expenses incurred in connection with the filing of any such registration statements.

Right of First Refusal

The Company has granted EBC a right of first refusal for a period commencing from the consummation of the Proposed Public Offering until the consummation of the initial business combination or the liquidation of the trust account in the event that the Company fails to consummate its initial business combination within the prescribed time period (but in no event longer than three years from the consummation of the Proposed Public Offering) to act as book running manager, placement agent and/or arranger for all financings where the Company seeks to pursue any equity-linked financings relating to or in connection with a business combination and to receive at least 45% of the aggregate gross spread or fees from any and all such financings.

Subject to certain conditions, the Company has also granted EBC, for a period commencing from the consummation of the Proposed Public Offering until 12 months after the date of the consummation of an initial Business Combination or the liquidation of the Trust Account in the event the Company fails to consummate an initial Business Combination within the prescribed time (but in no event longer than three years from the consummation of the Proposed Public Offering), a right of first refusal to act as lead underwriter for any U.S. registered public offering of securities undertaken by our officer for the purpose of raising capital and placing 90% or more of the proceeds in a trust account (or other similar account) to be used to acquire one or more operating businesses that have not been identified at the time of the public offering.

Underwriting Agreement

The Company will grant EBC, the representative of the underwriters, a 45-day option from the effective date of the Proposed Public Offering to purchase up to 1,125,000 additional Units to cover over-allotments, if any, at the Proposed Public Offering price less the underwriting discounts and commissions.

The underwriters will be entitled to a cash underwriting discount of 2.0% of the gross proceeds of the Proposed Public Offering, or $1,500,000 (or $1,725,000 if the over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering.

Business Combination Marketing Agreement

The Company will engage EBC as an advisor in connection with its Business Combination to assist in holding meetings with the Company stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing its securities in connection with its initial Business Combination and assist with press releases and public filings in connection with the Business Combination. The Company will pay EBC a service fee for such services upon the consummation of its initial business combination in an amount equal to 3.5% of the gross proceeds (an aggregate of $2,625,000, if the underwriters’ over-allotment option is not exercised in full, or $3,018,750 if the underwriters’ over-allotment option is exercised in full) of the Proposed Public Offering, except that one percentage point (out of the 3.5%) shall be payable pro-rata on the amount remaining in the Trust Account following the Business Combination in relation to the amount following the closing of the over-allotment option. The remaining fee shall be payable as follows: (i) 1.5% of the gross proceeds of the offering shall be payable in cash and (ii) 1.0% of the gross proceeds of the offering shall be payable in convertible notes, containing customary terms, convertible into Ordinary Shares six months after the completion of initial Business Combination.

In addition, the Company will pay EBC a service fee in an amount equal to 1.0% of the total consideration payable in the initial Business Combination if it introduces the Company to the target business with whom it completes an initial Business Combination; provided that the foregoing fee will not be paid prior to the date that is 60 days from the effective date of the Proposed Public Offering, unless FINRA determines that such payment would not be deemed underwriters’ compensation in connection with the Proposed Public Offering pursuant to FINRA Rule 5110.

Greenland Exploration Limited [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 5. COMMITMENTS AND CONTINGENCIES

Advisory Agreement

On June 17, 2025 Company entered into an agreement (the “Advisory Agreement”) with ThinkEquity LLC (“ThinkEquity”) whereby ThinkEquity will serve as non-exclusive advisor to the Company for 12-month term (‘Term”). If the Business Combination is consummated during the Term or the 18-month period following the Term, Company will pay ThinkEquity a cash fee equal to $2,000,000.

March G L [Member]
COMMITMENTS AND CONTINGENCIES

4.	COMMITMENTS AND CONTINGENCIES

Exploration Funding Commitment

The Company has entered into an Exploration and Participation Agreement with 80 Mile PLC, a publicly listed company on the AIM Exchange in London. Under the terms of the agreement, the Company will fund two exploration wells in the Jameson Land Basin in eastern Greenland. Upon successful completion of the drilling obligations, the Company will earn up to a 70% working interest in the basin. Failure to meet these drilling milestones within the agreed-upon timeframe could result in the forfeiture of the Company’s right to earn the interest.

As of June 30, 2025, the Company has incurred significant planning, engineering, and logistics-related expenditures in support of this obligation. The Company has not yet commenced drilling operations, but expects to initiate physical exploration activities in the fiscal year ending December 31, 2026.

Service Contracts and Prepaid Logistics

The Company has executed project management agreements with Halliburton and IPT Well Solutions to support drilling, engineering, logistics, and field operations. These contracts include non-cancellable provisions for the delivery of technical services, equipment mobilization, and exploration planning. These costs are expected to be amortized as services are rendered over the next fiscal year.

Environmental and Regulatory Risk

While the Company has not been subject to any claims or enforcement actions as of the reporting date, its planned operations in Greenland are subject to a wide range of regulatory approvals, environmental reviews, and permitting requirements imposed by Greenlandic authorities and other governing bodies. These regulations may impose future obligations for site restoration, remediation, and environmental compliance. The Company will recognize asset retirement obligations and related costs in accordance with ASC 410, Asset Retirement and Environmental Obligations, once drilling activities commence and estimable liabilities can be determined.